Non-Current Assets - Right-of-Use Assets (Details) - Schedule of Reconciliations of the Values	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)
Schedule of Reconciliations of the Values [Line Items]
Balance	$ 426,817		$ 610,197
Additions	702,079	$ 480,222	148,815
Early return of leased cars	(105,532)	(72,184)
Depreciation expense	(350,410)	(239,680)	(332,195)
Balance	672,954	$ 460,300	426,817
Land and Buildings [Member]
Schedule of Reconciliations of the Values [Line Items]
Balance	254,409		517,719
Additions	562,233
Early return of leased cars
Depreciation expense	(260,535)		(263,310)
Balance	556,107		254,409
Motor Vehicle [Member]
Schedule of Reconciliations of the Values [Line Items]
Balance	172,408		92,478
Additions	139,846		148,815
Early return of leased cars	(105,532)
Depreciation expense	(89,875)		(68,885)
Balance	$ 116,847		$ 172,408